Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
PRC statutory rates (benefit)	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Valuation allowance on NOL	25.00%	25.00%	25.00%	25.00%
Tax (benefit) per financial statements